SHARE BASED PAYMENTS	12 Months Ended
Jun. 30, 2018
SHARE BASED PAYMENTS
SHARE BASED PAYMENTS

23.SHARE BASED PAYMENTS

(a) Employee option plan

On November 30, 2001, the Directors of the Company established a Staff Share Plan.  On November 19, 2008, the shareholders of the Company approved the introduction of a new Employee Option Plan.  Under the terms of the respective Plans, the Directors may, at their discretion, grant options over the ordinary shares in the Genetic Technologies Limited to executives, consultants, employees, and former Non-Executive Directors, of the Group.

During the year no options over ordinary shares were granted pursuant the Employee Option Plan The following information relates to ordinary shares granted pursuant to the Employee Option Plan at no cost for year ended June 30, 2017;

i.

1,250,000 options to a number of employees of the Company’s US Subsidiary, Phenogen Sciences Inc. The options vest based on non-market performance conditions (requirement to remain employed by the Company) in three tranches commencing on the date of the 2017 Annual General Meeting (AGM) of the Company and then at each of the 12 and 24 month anniversaries thereafter. The fair value of each option granted is estimated by an external valuer using a Black-Scholes option-pricing model, with assumptions as follows

2017
Grant Date	Feb 17, 2017
Options issued	1,250,000
Dividend yield	—
Historic volatility and expected volatility	60%
Option exercise price	$0.010
Weighted average exercise price	$0.010
Risk-free interest rate	2.19%
Expected life of an option	4.5 years
Model used	Black-Scholes

As at June 30, 2018, there was 1 employee (2017: 4) who held options that had been granted under the Plan.

The expected price volatility is based on the historic volatility (based on the remaining life of the options), adjusted for any expected changes to future volatility due to publicly available information.

ii.

21,500,000 options to a number of KMP. The options vest based on non-market performance conditions (requirement to remain employed by the Company) in three tranches commencing on the date of the 2017 Annual General Meeting (AGM) of the Company and then at each of the 12 and 24 month anniversaries thereafter. The fair value of each option granted is estimated by an external valuer using a Black-Scholes option-pricing model, with assumptions as follows

2017
Grant Date	Feb 17, 2017
Options issued	21,500,000
Dividend yield	—
Historic volatility and expected volatility	60%
Option exercise price	$0.010
Weighted average exercise price	$0.010
Risk-free interest rate	2.19%
Expected life of an option	4.5 years
Model used	Black-Scholes

(b) Expenses arising from share-based payment transactions

Total expenses arising from share-based payment transactions recognized during the period as part of employee benefit expense were as follows:

	Consolidated
	2018	2017	2016
	$	$	$

Options issued under employee option plan	129,635	120,287	50,239

Total	129,635	120,287	50,239